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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290, Sacramento CA 95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer              (916) 561-2434
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Sacramento, CA         October 12, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                         ------------

Form 13F Information Table Entry Total:            76
                                         ------------

Form 13F Information Table Value Total: $      65,629
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                            London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                               September 30, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------  --------- --------  -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Hldg NV ADR           COM             000937102     1867  112343.311SH      SOLE                                 112343.311
AOL Time Warner Inc            COM             00184A105     1726  52137.768SH       SOLE                                  52137.768
Alcoa Inc                      COM             013817101     2200  70946.484SH       SOLE                                  70946.484
American Exp Corp              COM             025816109     1527  52537.576SH       SOLE                                  52537.576
American Home Products         COM             026609107      238  4087.000 SH       SOLE                                   4087.000
American Power Conversion      COM             029066107      204  17493.000SH       SOLE                                  17493.000
Anheuser Busch                 COM             035229103      258  6165.000 SH       SOLE                                   6165.000
Apollo Group Inc Cl A          COM             037604105      336  7997.003 SH       SOLE                                   7997.003
Apple Computer Inc             COM             037833100      278  17935.000SH       SOLE                                  17935.000
Applera Corp Applied Biosystem COM             038020103     1311  53717.873SH       SOLE                                  53717.873
Astrazeneca                    COM             046353108      258  5520.000 SH       SOLE                                   5520.000
BJs Wholesale Club Inc         COM             05548J106      249  5235.000 SH       SOLE                                   5235.000
Bank of America Corp           COM             060505104      324  5540.000 SH       SOLE                                   5540.000
Bank of New York Inc           COM             064057102     1539  43982.720SH       SOLE                                  43982.720
Biogen Inc                     COM             090597105      214  3848.000 SH       SOLE                                   3848.000
Bristol Myers Squibb           COM             110122108     2102  37838.315SH       SOLE                                  37838.315
Capital One Finl Corp          COM             14040H105      232  5043.000 SH       SOLE                                   5043.000
Citigroup                      COM             172967101     2101  51888.124SH       SOLE                                  51888.124
City Natl Corp                 COM             178566105      311  7207.000 SH       SOLE                                   7207.000
Computer Assoc Intl Inc        COM             204912109     1158  44981.523SH       SOLE                                  44981.523
Corning Inc                    COM             219350105      700  79400.863SH       SOLE                                  79400.863
Costco Co Inc                  COM             22160Q102     2259  63536.000SH       SOLE                                  63536.000
Dana Corp                      COM             235811106      209  13415.000SH       SOLE                                  13415.000
Dave & Busters, Inc.           COM             23833n104      136  23030.000SH       SOLE                                  23030.000
Dell Computer Corp             COM             247025109     1395  75306.000SH       SOLE                                  75306.000
Diageo Plc Spons Adr New       COM             25243Q205      201  4851.000 SH       SOLE                                   4851.000
Dow Chemical Co                COM             260543103      228  6960.000 SH       SOLE                                   6960.000
Drexler Technology             COM             261876102      333  21465.000SH       SOLE                                  21465.000
Ericsson L M Tel Co ADR Cl B   COM             294821400       61  17340.000SH       SOLE                                  17340.000
Estee Lauder                   COM             518439104     1954  58938.591SH       SOLE                                  58938.591
Exxon Mobil Corp               COM             30231G102     2164  54919.324SH       SOLE                                  54919.324
FYI Inc.                       COM             302712104      289  7715.000 SH       SOLE                                   7715.000
Fleet Boston Finl Corp         COM             339030108      206  5594.000 SH       SOLE                                   5594.000
Flextronics Intl LTD Ord       COM             Y2573F102      196  11847.000SH       SOLE                                  11847.000
Gehl Co                        COM             368483103      248  18467.000SH       SOLE                                  18467.000
General Electric Co            COM             369604103      407  10952.000SH       SOLE                                  10952.000
HSBC Hldgs Plc Spons ADR       COM             404280406     1534  28564.000SH       SOLE                                  28564.000
Ims Health                     COM             449934108      324  12938.000SH       SOLE                                  12938.000
Intel Corp                     COM             458140100     1510  73894.228SH       SOLE                                  73894.228
Koninklijke Ahold NV           COM             500467303     2146  76960.175SH       SOLE                                  76960.175
Martin Marietta Materials      COM             573284106      223  5692.000 SH       SOLE                                   5692.000
McCormick & Co Inc Non-Vote    COM             579780206      338  7390.000 SH       SOLE                                   7390.000
Merck & Co Inc                 COM             589331107     1973  29625.128SH       SOLE                                  29625.128
Merrill Lynch Company Inc      COM             590188108      488  12015.119SH       SOLE                                  12015.119
Microsoft Corp                 COM             594918104     1747  34136.000SH       SOLE                                  34136.000
Morgan Stanley Dean Witter     COM             617446448     1178  25422.000SH       SOLE                                  25422.000
Nestle S A Spons Adr           COM             641069406     2572  48202.000SH       SOLE                                  48202.000
NetBank Inc.                   COM             640933107      178  21225.000SH       SOLE                                  21225.000
Nokia Corp Adr                 COM             654902204     1180  75424.533SH       SOLE                                  75424.533
Oracle Corp                    COM             68389X105     1144  90965.000SH       SOLE                                  90965.000
Oxford Health Plans            COM             691471106      376  13234.000SH       SOLE                                  13234.000
Pfizer Inc                     COM             717081103     3178  79244.085SH       SOLE                                  79244.085
Platforms Wireless             COM             72765a101        2  16900.000SH       SOLE                                  16900.000
Ppg Industries                 COM             693506107      214  4678.000 SH       SOLE                                   4678.000
Procter & Gamble               COM             742718109     2310  31729.890SH       SOLE                                  31729.890
Progress Software              COM             743312100      276  19720.000SH       SOLE                                  19720.000
Regions Financial Corp         COM             758940100      214  7400.000 SH       SOLE                                   7400.000
Repsol Sa Ads                  COM             76026T205      180  12395.000SH       SOLE                                  12395.000
Rio Tinto Plc Spons Adr        COM             767204100      207  3291.000 SH       SOLE                                   3291.000
Russell 2000 iShares           COM             464287655      631  7867.000 SH       SOLE                                   7867.000
S&P Dep Rec Unit Ser 1         COM             78462F103      253  2424.593 SH       SOLE                                   2424.593
Siemens AG - Unsponsored ADR   COM             826197402     1300  33867.001SH       SOLE                                  33867.001
Sony Corp Adr                  COM             835699307     1016  30605.290SH       SOLE                                  30605.290
Southwest Airlines Co          COM             844741108      297  20011.005SH       SOLE                                  20011.005
Sungard Data Sys Inc           COM             867363103      266  11384.000SH       SOLE                                  11384.000
Synopsys Inc                   COM             871607107      220  5487.000 SH       SOLE                                   5487.000
T Rowe Price Group             COM             74144T108      242  8265.000 SH       SOLE                                   8265.000
Tiffany & Co                   COM             886547108      212  9805.000 SH       SOLE                                   9805.000
Transwitch Corp                COM                            109  35595.000SH       SOLE                                  35595.000
Varco International            COM             922126107      225  18656.002SH       SOLE                                  18656.002
Visx Intl                      COM             92844s105      188  14241.000SH       SOLE                                  14241.000
Vivendi Universal              COM             92851S204     1527  32942.000SH       SOLE                                  32942.000
Vodafone Grp Plc Adr           COM             92857T107     1562  71147.530SH       SOLE                                  71147.530
Wal-Mart Stores                COM             931142103     2555  51622.384SH       SOLE                                  51622.384
WorldCom Inc-WorldCom Group    COM             98157d106     1892 125785.000SH       SOLE                                 125785.000
XL Capital Ltd                 COM             G98255105      219  2770.000 SH       SOLE                                   2770.000
REPORT SUMMARY                 76 DATA RECORDS              65629           0        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


The information contained in this report should not be used for tax purposes. The cost basis should be independently verified.